Pro Forma Financial Information (Unaudited)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Business Acquisition, Pro Forma Information [Abstract]
Pro Forma Financial Information (Unaudited)
Note 6. Pro Forma Financial Information (Unaudited)
The table set forth below summarizes, on a pro forma basis, the combined results of operations of the Company for the nine months ended September 30, 2020 and 2019. Such presentation reflects the Company’s acquisitions that occurred during 2019, which met the GAAP definition of a business in effect at that time, as if the acquisitions had occurred as of January 1, 2018. This pro forma information does not purport to represent what the actual consolidated results of operations of the Company would have been for the periods indicated, nor does it purport to predict the results of operations for future periods.

	For the Nine Months ended
	September 30, 2019	September 30, 2020
Pro forma revenue	$83,770,481	$91,130,790
Pro forma operating expenses	$(76,609,917)	$(115,057,438)
Pro forma net income (loss) attributable to common stockholders	$(22,486,573)	$(49,248,355)
The pro forma financial information for the nine months ended September 30, 2020 and 2019 was adjusted to exclude none and approximately $1.6 million, respectively, for acquisition related expenses.

Note 5. Pro Forma Financial Information (Unaudited)
The table set forth below summarizes, on a pro forma basis, the combined results of operations of the Company for the years ended December 31, 2019 and 2018. Such presentation reflects the Company’s acquisitions that occurred during 2019, which met the GAAP definition of a business in effect at that time, as if the acquisitions had occurred as of January 1, 2018. This pro forma information does not purport to represent what the actual consolidated results of operations of the Company would have been for the periods indicated, nor does it purport to predict the results of operations for future periods.

	Year Ended December 31, 2019	Year Ended December 31, 2018
Pro forma revenue	$113,886,094	$84,190,199
Pro forma operating expenses	$(103,374,709)	$(68,661,890)
Pro forma net income (loss) attributable to common stockholders	$(27,684,937)	$(3,296,311)
The pro forma financial information for the years ended December 31, 2019 and 2018 were adjusted to exclude approximately $1.6 million and none, respectively, for acquisition related expenses.